Benefit Plans - Schedule of Fair Value Measurements of ABRIP's Assets (Detail) (Atlas Bank Retirement Income Plan ("ABRIP") [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	$ 3,885
Prudential Guaranteed Deposit Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	3,885
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Prudential Guaranteed Deposit Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets
Significant Other Observable Inputs (Level 2) [Member] | Prudential Guaranteed Deposit Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	3,885
Significant Unobservable Inputs (Level 3) [Member] | Prudential Guaranteed Deposit Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets